COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	83.6%
COMMODITY FUNDS	1.4%
DIVERSIFIED COMMODITY FUNDS
Adams Natural Resources Fund, Inc.		181,985	$5,059,183

TOTAL COMMODITY FUNDS			5,059,183

EQUITY FUNDS	50.7%
COUNTRY EMERGING MARKET EQUITY FUNDS	1.1%
China Fund, Inc. (Escrow Shares)(a)		45,624	0
Fidelity China Special Situations PLC (United Kingdom)		267,598	1,001,765
Morgan Stanley China A Share Fund, Inc.		110,000	1,925,000
Templeton Dragon Fund, Inc.		108,960	1,156,066

			4,082,831

GLOBAL HYBRID FUNDS	10.1%
BlackRock Capital Allocation Term Trust		1,151,148	16,265,721
BlackRock ESG Capital Allocation Term Trust		868,615	11,795,792
Calamos Global Total Return Fund		64,457	718,695
Guggenheim Active Allocation Fund		501,198	7,628,234

			36,408,442

MLP FUNDS	1.6%
Kayne Anderson Energy Infrastructure Fund		106,000	1,513,680
Neuberger Energy Infrastructure & Income Fund, Inc.		287,000	3,016,370
Tortoise Energy Infrastructure Corp.		25,782	1,285,233

			5,815,283

OPTION INCOME FUNDS	6.7%
BlackRock Enhanced Large Cap Core Fund, Inc.		85,487	1,796,937
Columbia Seligman Premium Technology Growth Fund, Inc.		30,000	1,137,900
Eaton Vance Enhanced Equity Income Fund II		129,355	2,646,603
Eaton Vance Risk-Managed Diversified Equity Income Fund		241,380	1,972,075
Eaton Vance Tax-Managed Buy-Write Income Fund		70,963	1,023,286
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		100,931	1,379,727
Eaton Vance Tax-Managed Diversified Equity Income Fund		310,617	4,283,408
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund		105,000	921,900
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,049,977	9,092,801

			24,254,637

REAL ESTATE, INCLUDING REITS FUNDS	1.3%
Bluerock Private Real Estate Fund, Class I		100,000	1,661,000
Nuveen Real Asset Income & Growth Fund		227,308	2,795,888

			4,456,888

U.S. GENERAL EQUITY FUNDS	18.1%
Adams Diversified Equity Fund, Inc.		1,010,864	22,127,813
Central Securities Corp.		44,000	2,185,040
Cornerstone Strategic Investment Fund, Inc.		629,931	4,585,898
Cornerstone Total Return Fund, Inc.		270,000	1,876,500
Eaton Vance Tax-Advantaged Global Dividend Income Fund		128,868	2,592,824
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		15,000	399,750
Gabelli Dividend & Income Trust		264,886	7,133,380
Gabelli Equity Trust, Inc.		280,000	1,568,000
General American Investors Co., Inc.		259,999	15,202,141
Liberty All-Star Equity Fund		480,000	2,664,000

		Shares	Value
SRH Total Return Fund, Inc.		296,158	$5,064,302

			65,399,648

U.S. HYBRID FUNDS	4.9%
PIMCO Dynamic Income Strategy Fund		800,186	17,652,103

U.S. SECTOR EQUITY FUNDS	0.6%
abrdn Healthcare Investors		89,573	1,593,504
abrdn Healthcare Opportunities Fund		37,845	635,796

			2,229,300

UTILITIES FUNDS	6.3%
Allspring Utilities & High Income Fund		133,159	1,611,224
DNP Select Income Fund, Inc.		891,770	9,185,231
Duff & Phelps Utility & Infrastructure Fund, Inc.		538,869	7,781,268
NYLI CBRE Global Infrastructure Megatrends Term Fund		137,391	2,018,274
Reaves Utility Income Fund		53,000	2,081,840

			22,677,837

TOTAL EQUITY FUNDS			182,976,969

FIXED INCOME FUNDS	25.5%
BANK LOAN FUNDS	2.6%
BlackRock Floating Rate Income Trust		101,865	1,096,067
Blackstone Long-Short Credit Income Fund		149,996	1,634,957
Eaton Vance Floating-Rate Income Trust		147,240	1,579,885
Eaton Vance Senior Floating-Rate Trust		207,258	2,184,499
FS Specialty Lending Fund		215,000	2,689,650
Invesco Senior Income Trust		110,000	354,200
Pioneer Floating Rate Fund, Inc. (Escrow Shares)(a)		90,000	0

			9,539,258

CONVERTIBLE BOND FUNDS	1.3%
Calamos Convertible & High Income Fund		367,600	4,003,164
Calamos Convertible Opportunities & Income Fund		55,000	590,700

			4,593,864

GLOBAL INCOME FUNDS	9.9%
PIMCO Access Income Fund		701,680	10,111,209
PIMCO Dynamic Income Fund		887,225	15,180,420
PIMCO Dynamic Income Opportunities Fund		799,442	10,336,785

			35,628,414

PREFERRED STOCK FUNDS	5.0%
Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.		129,827	2,605,628
Flaherty & Crumrine Preferred & Income Securities Fund		181,755	2,815,385
John Hancock Preferred Income Fund		177,458	2,784,316
John Hancock Preferred Income Fund II		172,487	2,692,522
John Hancock Preferred Income Fund III		61,234	871,972
John Hancock Premium Dividend Fund		489,373	6,410,787

			18,180,610

TAXABLE MUNICIPAL BOND FUNDS	0.6%
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust		140,924	2,043,398

		Shares	Value
U.S. HIGH YIELD BOND FUNDS	2.1%
BlackRock Corporate High Yield Fund, Inc.		463,689	$3,950,630
First Trust High Yield Opportunities 2027 Term Fund		65,000	879,450
KKR Income Opportunities Fund		87,779	965,569
PGIM Short Duration High Yield Opportunities Fund		114,450	1,833,489
Pioneer High Income Fund, Inc. (Escrow Shares)(a)		170,000	0

			7,629,138

U.S. MULTI SECTOR BOND FUNDS	3.9%
DoubleLine Income Solutions Fund		80,000	866,400
Guggenheim Strategic Opportunities Fund		961,789	10,598,915
PIMCO High Income Fund		451,134	2,088,750
Saba Capital Income & Opportunities Fund		80,000	539,200

			14,093,265

U.S. SECTOR BOND FUNDS	0.1%
Western Asset Mortgage Opportunity Fund, Inc.		40,000	430,000

TOTAL FIXED INCOME FUNDS			92,137,947

MUNICIPAL FUNDS	6.0%
DIVERSIFIED MUNICIPAL BOND FUNDS	4.1%
BlackRock Municipal 2030 Target Term Trust		43,000	976,100
BlackRock MuniHoldings Fund, Inc.		90,447	1,020,242
BlackRock MuniYield Quality Fund III, Inc.		273,369	2,873,108
BlackRock MuniYield Quality Fund, Inc.		94,849	1,041,442
DWS Municipal Income Trust		60,000	546,000
Eaton Vance Municipal Bond Fund		62,382	609,472
Neuberger Municipal Fund, Inc.		152,982	1,552,767
Nuveen AMT-Free Quality Municipal Income Fund		229,711	2,579,655
Nuveen Quality Municipal Income Fund		247,123	2,841,915
Putnam Municipal Opportunities Trust		69,200	712,760

			14,753,461

HIGH YIELD MUNICIPAL BOND FUNDS	1.9%
BNY Mellon Strategic Municipals, Inc.		151,400	952,306
Nuveen AMT-Free Municipal Credit Income Fund		154,978	1,910,879
Nuveen Municipal Credit Income Fund		169,560	2,065,241
Nuveen Municipal Credit Opportunities Fund		185,000	1,957,300

			6,885,726

TOTAL MUNICIPAL FUNDS			21,639,187

TOTAL CLOSED-END FUNDS (Identified cost—$289,471,469)			301,813,286

COMMODITY TRUSTS	4.5%
SINGLE COMMODITY TRUSTS
Sprott Physical Gold & Silver Trust (Canada)(a)		338,497	16,153,077

TOTAL COMMODITY TRUSTS (Identified cost—$5,593,448)			16,153,077

COMMON STOCK	2.3%
AUTOMOBILES	0.1%
WeRide, Inc., ADR (China)(a)		55,000	444,950

COMMUNICATION SERVICES	0.1%
Reddit, Inc., Class A(a)		3,000	403,950

		Shares	Value
ENERGY	0.3%
Venture Global, Inc., Class A		61,857	$974,866

FINANCIAL	0.3%
Bowhead Specialty Holdings, Inc.(a)		28,000	628,040
Figure Technology Solutions, Inc., Class A(a)		10,000	339,500

			967,540

HEALTH CARE	0.4%
Concentra Group Holdings Parent, Inc.		20,420	438,009
Tempus AI, Inc., Class A(a)		7,000	316,540
Waystar Holding Corp.(a)		34,000	819,740

			1,574,289

INDUSTRIALS	0.7%
StandardAero, Inc.(a)		10,000	258,300
UL Solutions, Inc., Class A		25,000	2,142,750

			2,401,050

INFORMATION TECHNOLOGY	0.4%
Astera Labs, Inc.(a)		4,500	493,200
Circle Internet Group, Inc.(a)		3,000	286,230
Rubrik, Inc., Class A(a)		9,000	440,730
SailPoint, Inc.(a)		20,000	264,800

			1,484,960

TOTAL COMMON STOCK (Identified cost—$7,165,908)			8,251,605

RIGHTS	0.0%
Gabelli Equity Trust, Inc., expires 4/14/26(a)		280,000	1,960

EXCHANGE-TRADED FUNDS	8.9%
COMMODITY FUNDS	8.5%
SINGLE COMMODITY FUNDS
iShares Bitcoin Trust ETF(a)		26,600	1,021,972
iShares Silver Trust(a)		141,000	9,607,740
SPDR Gold MiniShares Trust(a)		215,700	19,993,233

			30,622,945

EQUITY FUNDS	0.4%
U.S. GENERAL EQUITY FUNDS
State Street SPDR S&P 500 ETF Trust		2,500	1,625,850

			1,625,850

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$31,130,210)			32,248,795

SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(b)		1,921,159	1,921,159

		Shares	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(b)		76,338	$76,338

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,997,497)			1,997,497

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$335,358,532)	99.9%		360,466,220
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		382,174

NET ASSETS	100.0%		$360,848,394

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds
Equity Funds	$181,975,204	$1,001,765	$—	$182,976,969
Other Industries	118,836,317	—	—	118,836,317
Commodity Trusts	16,153,077	—	—	16,153,077
Common Stock	8,251,605	—	—	8,251,605
Rights	1,960	—	—	1,960
Exchange-Traded Funds	32,248,795	—	—	32,248,795
Short-Term Investments	—	1,997,497	—	1,997,497

Total Investments in Securities	$357,466,958	$2,999,262	$—	$360,466,220

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.